Income Taxes (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net operating losses
NOL carryforwards expiring unutilized	$ 800,000	$ 800,000
Minimum percentage point aggregate change in ownership, annual limitation	50.00%	50.00%
Deferred tax assets
Net operating losses		38,131,000	22,809,000
Research & development credits		4,771,000	3,711,000
Start-up expenditures		5,661,000	6,108,000
Stock compensation		518,000	198,000
Depreciation		237,000	79,000
Accruals		129,000	96,000
Deferred revenue			1,533,000
Valuation allowance		(49,447,000)	(34,534,000)
Components of net income tax benefit
Deferred		14,913,000	4,840,000	6,536,000
Valuation allowance		(14,913,000)	(4,840,000)	(6,536,000)
Net income tax benefit	0
Reconciliation of difference between for income taxes and income taxes at statutory U.S. federal income tax rate
Income tax benefit at statutory rate		12,512,000	3,791,000	5,451,000
State income taxes		1,980,000	595,000	935,000
Research & development credits		542,000	2,926,000
Return to provision adjustments		475,000	(36,000)	(3,000)
Permanent items		(596,000)	(324,000)	(2,000)
Federal benefit of prior year state deferred items			(2,112,000)	155,000
Valuation allowance		(14,913,000)	(4,840,000)	(6,536,000)
Net income tax benefit	0
Reconciliation of the total gross amounts of unrecognized tax benefits
Balance, at beginning of period	842,000	655,000
Additions based on tax positions related to current year		187,000	655,000
Balance, at end of period		842,000	655,000
Unrecognized tax benefits, amount of accrued interest and penalties		0	0	0
Federal
Net operating losses
Net operating loss carryforwards		$ 96,000,000